Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Minimum rental revenues
2012	$ 496,358
2013	447,840
2014	388,805
2015	326,202
2016	263,152
Thereafter	968,609
Total future minimum rental revenues	$ 2,890,966